Restatement (Details) - Schedule of the effects of the restatement on the financial statements	3 Months Ended
Mar. 31, 2022 USD ($) $ / shares
As Previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid in Capital	$ 39,170,551
Retained earnings	(44,513,616)
Total shareholders’ (deficit)	(5,342,019)
Amount of selling agent and advisor warrants	260,361
Net revenues	485,065
Cost of Sales
Gross Margin	485,065
Technology and development	230,865
Selling, general and administrative	2,328,120
Depreciation and amortization	50,380
Share-based compensation	969,510
Total operating expenses	3,578,875
Interest expense	556,395
Loss before provision for income taxes	(3,650,205)
Provision for income taxes
Net loss	$ (3,650,205)
Net loss per share – basic and diluted (in Dollars per share) | $ / shares	$ (0.35)
Net loss	$ (3,650,204)
Debt discount amortization	376,986
Adjustments, Net [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid in Capital	1,114,043
Retained earnings	(1,386,102)
Total shareholders’ (deficit)	(272,059)
Amount of selling agent and advisor warrants	191,169
Cost of Sales	(288,281)
Technology and development	127,433
Selling, general and administrative	602,941
Depreciation and amortization	(49,145)
Share-based compensation	(969,511)
Total operating expenses	(288,282)
Interest expense	139,439
Loss before provision for income taxes	(139,440)
Provision for income taxes
Net loss	$ (139,440)
Net loss per share – basic and diluted (in Dollars per share) | $ / shares	$ (0.02)
Net loss	$ (139,441)
Debt discount amortization	139,439
Restated Amounts [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid in Capital	40,284,594
Retained earnings	(45,899,718)
Total shareholders’ (deficit)	(5,614,078)
Amount of selling agent and advisor warrants	69,192
Net revenues	485,065
Cost of Sales	(288,281)
Gross Margin	773,346
Technology and development	358,298
Selling, general and administrative	2,931,061
Depreciation and amortization	1,235
Total operating expenses	3,290,593
Interest expense	695,834
Loss before provision for income taxes	(3,789,645)
Provision for income taxes
Net loss	$ (3,789,645)
Net loss per share – basic and diluted (in Dollars per share) | $ / shares	$ (0.37)
Net loss	$ (3,789,645)
Debt discount amortization	$ 516,425